Goodwill and Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 56,208	$ 56,217
Accumulated Amortization	(43,558)	(40,764)
Net Book Value	12,650	15,453
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,514	10,514
Accumulated Amortization	(10,514)	(10,514)
Net Book Value	0	0
Patent and developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	37,317	37,323
Accumulated Amortization	(32,006)	(30,023)
Net Book Value	5,311	7,300
Student base (Childcare)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,000	4,000
Accumulated Amortization	(500)	0
Net Book Value	3,500	4,000
Franchise relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,700	1,700
Accumulated Amortization	(85)	0
Net Book Value	1,615	1,700
Brands
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,600	1,600
Accumulated Amortization	(80)	0
Net Book Value	1,520	1,600
Tradenames
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	573	576
Accumulated Amortization	(299)	(207)
Net Book Value	274	369
Content
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	450	450
Accumulated Amortization	(45)	0
Net Book Value	405	450
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	54	54
Accumulated Amortization	(29)	(20)
Net Book Value	$ 25	$ 34